Other Expenses (Other Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Income and Expenses [Abstract]
Compensation	$ 2,056	$ 2,257	$ 2,392
Pension, postretirement and postemployment benefit costs	241	322	364
Commissions	685	828	781
Volume-related costs	221	70	253
Affiliated interest costs on ceded and assumed reinsurance	807	1,009	1,033
Capitalization of DAC	(482)	(424)	(562)
Amortization of DAC and VOBA	742	695	261
Interest expense on debt	122	151	153
Premium taxes, licenses and fees	355	328	263
Professional services	1,133	1,013	989
Rent and related expenses, net of sublease income	87	128	143
Other (1)	291	(306)	(82)
Total other expenses	$ 6,258	$ 6,071	$ 5,988